Intangibles (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Intangible Assets [Abstract]
Schedule of Intangibles
	2018	2017
Cost	$51,912	$39,707
Accumulated amortization	(16,511)	(11,591)
	$35,401	$28,116

Loan commitment fees related to Senior Credit Facility	$2,307	$3,120
Software	33,094	24,996
	$35,401	$28,116

Cost

	Loan Commitment Fees	Software	Total
Balance, December 31, 2016	$12,345	$—	$12,345
Additions	1,793	23,179	24,972
Reclassifications	—	2,390	2,390
Balance, December 31, 2017	14,138	25,569	39,707
Additions	638	11,567	12,205
Balance, December 31, 2018	$14,776	$37,136	$51,912

Accumulated Amortization

	Loan Commitment Fees	Software	Total
Balance, December 31, 2016	$9,029	$—	$9,029
Amortization expense	1,989	573	2,562
Balance, December 31, 2017	11,018	573	11,591
Amortization expense	1,451	3,469	4,920
Balance, December 31, 2018	$12,469	$4,042	$16,511